Discontinued Operations - Sale of Infusionz to Bloomios (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Intangible assets, net of accumulated amortization	$ (716,557)	$ (2,635,560)	$ (3,678,786)	$ (3,481,748)
Discontinued Operations [Member]
Tangible assets, inventory / working capital			(1,344,000)
Tangible assets, warehouse and manufacturing equipment, net of accumulated depreciation			(679,327)
Goodwill			(2,413,814)
Intangible assets, net of accumulated amortization			(946,996)
Accrued and incurred expenses related to the transaction and additional working capital			(2,051,500)
Consideration received, including cash, debt and equity, net			15,000,000
Total gain recognized			$ 7,564,363